Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 105,943	$ 83,062
Short-term bank deposits	751	3,904
Trade receivables (net of allowance for credit losses of $5,416 and $7,066 as of December 31, 2022 and 2023, respectively)	108,385	118,126
Unbilled receivables and contract assets	22,713	30,354
Other accounts receivable and prepaid expenses	18,833	13,652
Total current assets	256,625	249,098
LONG-TERM ASSETS:
Deferred tax assets	6,729	3,618
Right-of-use assets	25,718	27,536
Other long-term receivables	8,623	5,795
Property, plants and equipment, net	7,988	8,338
Intangible assets, net	50,658	52,057
Goodwill	166,065	158,699
Total long-term assets	265,781	256,043
Total assets	522,406	505,141
CURRENT LIABILITIES:
Short term debts	28,941	20,755
Trade payables	28,415	27,598
Accrued expenses and other accounts payable	41,492	46,842
Current maturities of lease liabilities	4,406	4,591
Put options for non-controlling interests	18,252	27,172
Liability in respect of business combinations	6,656	19,287
Deferred revenues and customer advances	13,537	9,808
Total current liabilities	141,699	156,053
LONG-TERM LIABILITIES:
Long-term debt	52,267	30,412
Long-term lease liabilities	23,101	24,282
Liability in respect of business combinations	1,049	5,376
Deferred tax liabilities	11,610	10,686
Put options for non-controlling interests	620	1,120
Employee benefit liabilities	1,116	901
Total long-term liabilities	89,763	72,777
COMMITMENTS AND CONTINGENCIES
Magic Software Enterprises Ltd shareholders’ equity:
Ordinary shares of NIS 1 par value - Authorized: 50,000,000 shares at, December 31, 2022 and 2023; Issued and Outstanding: 49,093,055 and 49,099,305 shares as of December 31, 2022 and 2023, respectively	1,166	1,166
Additional paid-in capital	182,607	182,031
Accumulated other comprehensive loss	(10,314)	(6,559)
Retained earnings	92,522	86,289
Total equity attributable to Magic Software Enterprises Ltd shareholders	265,981	262,927
Non-controlling interests	24,963	13,384
Total equity	290,944	276,311
Total liabilities and equity	$ 522,406	$ 505,141